GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule Of Estimated Future Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
GOODWILL AND OTHER INTANGIBLE ASSETS, NET [Abstract]
2015	$ 5,983
2016	3,877
2017	2,496
2018	1,421
2019	701
Thereafter	2,412
Net carrying amount	16,890
Amortization of intangible assets	$ 18,739